OTHER CURRENT FINANCIAL ASSETS - Breakdown of other current financial assets by related parties and third parties (Details) Rp in Millions, RM in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			Rp 205,000			Rp 325,000
Available-for-sale financial assets			470,000			1,168,000
Other current financial assets		$ 91	1,314,000			2,173,000
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts			136,000			318,000
Others			486,000			263,000
Rupiah | Others
OTHER CURRENT FINANCIAL ASSETS
Total time deposits						23,000
USD
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts		0	1,000		$ 6	78,000
Others					0	6,000
USD | SCB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		8	116,000		8	109,000
USD | UOB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		3	45,000		14	191,000
USD | HSBC
OTHER CURRENT FINANCIAL ASSETS
Total time deposits		$ 3	43,000
Australian dollar
OTHER CURRENT FINANCIAL ASSETS
Others				$ 0		0
Malaysian ringgits
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	RM 5		16,000		$ 5	15,000
Others						0
BNI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			1,000
BRI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits						2,000
Bahana TCW | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets			91,000			360,000
PT Mandiri Manajemen Investasi | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets			Rp 379,000			711,000
Other related entities | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets						Rp 97,000